Basis of preparation and going concern uncertainty (Details)		6 Months Ended
	Jan. 14, 2026	Feb. 28, 2026 USD ($)	Aug. 31, 2025 USD ($)
Basis of preparation and going concern uncertainty
Cash		$ 4,061,703
Working capital		9,966,737
Deficit		(77,759,031)	$ (71,581,558)
Issuance of shares and warrants, net of transaction costs paid		$ 9,259,809
Reverse stock split ratio	40
Number of reverse stock splits	1
7858078 Canada Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
NVG Holdings Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Nautical Ventures Group Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Nautical Ventures North LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Nautical Ventures Marine LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
NV Marina LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Nautical Ventures West LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Nautical Ventures Panhandle LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Vision Watersports Corp
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
EB Rental Ventura Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
EB Rental FL Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
EBR Palm Beach Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%
Vision Marine Technologies Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company		100.00%